FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Equity	$ 8,259,984	$ 7,818,504	$ 7,415,635	$ 7,369,415
Bank borrowings	940,677	991,956
Financial leasing	264,224	163,304
Bonds issued	4,513,459	4,426,033
Capitalization	$ 13,978,344	$ 13,399,797